Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation Including Fair-Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 646	$ 654
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	7	7
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	91	87
Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	63	69
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	94	123
Investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	106	100
Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	10	9
Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	275	259
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	24	22
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	7	7
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1	1
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	16	14
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	390	399
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	90	86
Significant Other Observable Inputs (Level 2) | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	63	69
Significant Other Observable Inputs (Level 2) | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	77	101
Significant Other Observable Inputs (Level 2) | Investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	90	86
Significant Other Observable Inputs (Level 2) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	10	9
Significant Other Observable Inputs (Level 2) | Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	60	48
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	232	233	$ 178
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	17	22
Significant Unobservable Inputs (Level 3) | Investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 215	$ 211